Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 347,987	$ 172,489	$ 151,205	$ 671,681
UNITED STATES
Total	347,987	172,489	151,205	671,681
UNITED STATES | Bureau of Land Management [Member]
Total			759	759
UNITED STATES | Susquehanna River Basin Commission [Member]
Total			636	636
UNITED STATES | U.S. Department of the Interior - Office of Resources Revenue [Member]
Total		$ 172,489	$ 149,810	322,299
UNITED STATES | U.S. Department of the Treasury - Internal Revenue Service [Member]
Total	$ 347,987			$ 347,987